Accounts Receivable - Components of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Trade receivables	$ 11,965	$ 563
Refundable taxes	590	1,210
Other	1,964	683
Accounts receivable	$ 14,519	$ 2,456